NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
16.	NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. While outstanding, each series of Preferred Stock was considered to be a participating security. Therefore, the Company applies the two-class
method in calculating its net loss per share for periods when the Company generates net income. Net losses are not allocated to the Preferred Stockholders, as they were not contractually obligated to share in the Company’s losses.
The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders’ meeting and to vote upon certain events.

Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted
method, or
two-class
method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of Preferred Stock, Preferred Stock warrants, common stock warrants, restricted stock units, stock options, and Earnout Shares issuable upon the achievement of the Stock Price Target (see Note 1). For the three months ended March 31, 2022 and 2021, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive.
The
 following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Numerator
Net loss attributable to common stockholders-basic and diluted	$(26,709)	$(15,882)
Denominator
Weighted average common shares outstanding-basic and diluted	456,495,288	78,826,075
Net loss per share attributable to common stockholders-basic and diluted	$(0.06)	$(0.20)
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive:

	March 31,
	2022	2021
Legacy Rocket Lab preferred stock	—	283,843,764
Legacy Rocket Lab preferred stock warrants	—	1,123,959
Legacy Rocket Lab common stock warrants	—	585,399
Stock options and restricted stock units	30,144,103	21,052,981

18.	NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period. While outstanding, each series of Preferred Stock was considered to be a participating security. Therefore, the Company applies the two-class
method in calculating its net loss per share for periods when the Company generates net income. Net losses are not allocated to the Preferred Stockholders, as they were not contractually obligated to share in the Company’s losses.
Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common and dilutive common equivalent shares outstanding for the period using the treasury-stock method or the as-converted method, or two-class method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of Preferred Stock, Preferred Stock warrants, common stock warrants, restricted stock units, stock options, and Earnout Shares issuable upon the achievement of the Stock Price Target (see Note 1). For the years ended December 31, 2021 and 2020, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31:

	Years Ended December 31,
	2021	2020
Numerator
Net loss attributable to common shareholders-basic and diluted	$(117,320)	$(55,005)
Denominator
Weighted average common shares outstanding-basic and diluted	209,895,135	75,414,888
Net loss per share attributable to common stockholders-basic and diluted	$(0.56)	$(0.73)
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive
for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Legacy Rocket Lab preferred stock	—	283,843,764
Legacy Rocket Lab preferred stock warrants	—	1,123,959
Legacy Rocket Lab common stock warrants	—	585,399
Stock options and restricted stock units	34,292,250	22,088,726
Public and Private Warrants	16,264,516	—